Share Capital (Details)																														1 Months Ended			3 Months Ended				9 Months Ended			12 Months Ended
	Dec. 27, 2024 USD ($)	Dec. 16, 2024 USD ($) shares	Oct. 31, 2024 USD ($) $ / shares shares	Aug. 12, 2024 USD ($) shares	Jul. 08, 2024 USD ($) shares	Jul. 04, 2024 USD ($) shares	Jun. 17, 2024 USD ($) shares	May 09, 2024 USD ($) shares	Apr. 30, 2024 USD ($)	Apr. 03, 2024 USD ($) shares	Feb. 19, 2024 USD ($) shares	Jan. 16, 2024 USD ($) $ / shares shares	Dec. 11, 2023 USD ($) shares	Nov. 06, 2023 USD ($) shares	Oct. 20, 2023 USD ($) shares	Sep. 18, 2023 USD ($) $ / shares shares	Aug. 28, 2023 USD ($) shares	Aug. 18, 2023 USD ($)	Jun. 10, 2023 USD ($) shares	Jun. 01, 2023 USD ($) shares	May 23, 2023 USD ($) shares	Apr. 06, 2023 USD ($) $ / shares shares	Feb. 22, 2023 USD ($) shares	Jan. 16, 2023 USD ($) shares	Nov. 17, 2022 USD ($)	Nov. 14, 2022 USD ($) $ / shares shares	Feb. 14, 2022 USD ($) shares	Feb. 14, 2022 $ / shares shares	Nov. 26, 2021 USD ($) shares	Sep. 19, 2024 USD ($) shares	Jul. 16, 2024 USD ($) shares	Mar. 26, 2024 USD ($)	Jul. 31, 2025 USD ($) shares		Jul. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jul. 31, 2025 USD ($) shares		Jul. 31, 2024 USD ($)	Oct. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) shares	Oct. 31, 2022 USD ($) shares	May 27, 2025 shares	Mar. 31, 2025 shares	Oct. 30, 2024 $ / shares shares	Jun. 29, 2024 shares	Jun. 28, 2024 shares	Jun. 08, 2024 shares	Mar. 22, 2024 shares	Jan. 21, 2024 $ / shares	Dec. 05, 2023 shares
Share Capital [Line Items]
Number of shares issued (in Shares)																											2,208	2,208															250	866	80,000
Common shares fair value | $								$ 127			$ 68			$ 117							$ 27,965																			$ 455,487
Gross proceeds from warrants exercised | $																																					$ 415,086		$ 4,035,568	$ 4,104,521	$ 590,077
Direct offering and private pacement common shares (in Shares)												1,468,000
Warrants purchase (in Shares)																24,167						46,942
Unregistered common warrants (in Shares)												1,500,000
Exercise price (in Dollars per share) | $ / shares																																													$ 4.38
Expire term												5 years
Gross proceeds from offering | $												$ 2,400,000
Net proceeds from offering | $												$ 1,824,773						$ 1,814,193				$ 2,936,079
Fair value of RSU | $					$ 256,252		$ 243,003			$ 11,935							$ 65,143		$ 10,000	$ 48,194			$ 110,096	$ 39,975						$ 30,645
Issuance of common share (in Shares)																										38,462
Purchase price per share (in Dollars per share) | $ / shares			$ 195																																					$ 195
Aggregate gross proceeds | $																										$ 7,500,000
Underwriters option period																																								45 days
Additional common shares (in Shares)																																								5,769
Common shares percentage																																								15.00%
Underwriter warrants (in Shares)																																								1,923
Fair value of underwriter warrants | $			$ 337,579																																					$ 337,579
Underwritten public offering (in Shares)																225,833						103,249
Price per share | (per share)																						$ 23.4						$ 60
Pre-funded warrants per share (in Dollars per share) | $ / shares																$ 8.97						23.37
Pre-Funded warrants exercisable (in Dollars per share) | $ / shares																0.03						0.03
Exercise price per common share (in Dollars per share) | $ / shares																						$ 23.4
Consideration amount | $																											$ 750,000
Warrant exercisable, term																											18 months
Units issued (in Shares)																																								883
Price per unit (in Dollars per share) | $ / shares			$ 720																																					$ 720
Gross proceeds | $																																								$ 698,897
Finder’s fees | $																																								69,890
Risk-free rate			4.28%
Expected life			5
Volatility			92.00%
Changes in fair value of derivative warrant liabilities | $																																	$ 139,563		$ (643,225)		1,319,081		$ (83,080)	$ 707,802	$ (2,189,986)	$ (290,569)
Aggregate fair value of time of issuance | $																																					$ 964,836
Concurrent private placement description												the Company completed a registered direct offering and concurrent private placement of (i) 1,468,000 Common Shares, (ii) 32,000 pre-funded warrants to purchase 32,000 Common Shares (“January 2024 Warrants”) and (iii) 1,500,000 unregistered common warrants (“Warrants”) to purchase 1,500,000 Common Shares.
Common shares issued of RSU’s fully vested (in Shares)						134,868	162,970			9,000																																						134,868
Restricted stock fair value at issuance | $					$ 256,252	$ 256,252	$ 243,003			$ 11,935
Chief Science Office [Member]
Share Capital [Line Items]
Common shares fair value | $																											$ 17,584		$ 21,100
Common Shares [Member]
Share Capital [Line Items]
Number of shares outstanding (in Shares)			4,265,186																																					4,265,186	607,337
Number of shares issued (in Shares)			4,265,186		134,868	64,617		88			44			45			585		597	245	239		400	161					44	22,500										4,265,186	607,337
Common shares fair value | $			$ 269,453			$ 98,218																																		$ 372,745
Net proceeds from offering | $																									$ 6,363,906
Purchase price per share (in Dollars per share) | $ / shares																										$ 195
Payment per share (in Dollars per share) | $ / shares																																								$ 243.75
Price per share | $ / shares																$ 9
Units issued (in Shares)																																								1,325
Common Shares [Member] | Chief Science Office [Member]
Share Capital [Line Items]
Number of shares issued (in Shares)																											45	45
Investors [Member]
Share Capital [Line Items]
Number of shares issued (in Shares)																	44				1,494
Common shares fair value | $																	$ 607				$ 110,000
Investors [Member] | Common Shares [Member]
Share Capital [Line Items]
Number of shares issued (in Shares)																														193,851
Xylo SPA [Member]
Share Capital [Line Items]
Number of shares issued (in Shares)																					1,494						27,778	27,778																		1,494
Shareholder equity | $			$ 296,845																																					$ 296,845
Finder’s fees | $																																								$ 50,000
Restricted Share Units [Member]
Share Capital [Line Items]
Number of shares issued (in Shares)			264,338																														88,248	[1]			88,248	[1]		264,338	2,216	1,407
Issuance of Common Shares From Upon Vesting of Restricted Stock Units (in Shares)																																					803,867
Restricted Share Units [Member] | Common Shares [Member]
Share Capital [Line Items]
Number of shares issued (in Shares)							162,970			9,000
Ordinary shares [Member]
Share Capital [Line Items]
Number of shares outstanding (in Shares)			4,265,186																														5,379,441				5,379,441			4,265,186
Number of shares issued (in Shares)			4,265,186			64,617		88			44			45																			5,379,441				5,379,441			4,265,186
Common shares fair value | $						$ 103,387		$ 127			$ 68			$ 117
April 2023 Warrants and September 2023 Warrants [Member]
Share Capital [Line Items]
Warrants exercised into common shares (in Shares)				69,592									1,062,188
Gross proceeds from warrants exercised | $				$ 74,999									$ 3,498,032
Pre-Funded Warrants [Member]
Share Capital [Line Items]
Warrants purchase (in Shares)												32,000
Exercise price (in Dollars per share) | $ / shares												$ 0.0001
Expire term																						5 years
Aggregate gross proceeds | $																$ 2,250,000						$ 3,500,000
Pre-Funded Warrants [Member] | Common Shares [Member]
Share Capital [Line Items]
Common shares (in Shares)												32,000
Unregistered Common Warrants [Member]
Share Capital [Line Items]
Common shares (in Shares)												1,500,000
Exercise price (in Dollars per share) | $ / shares												$ 1.6
April 2023 Warrants September 2023 Warrants and January 2024 Warrants [Member]
Share Capital [Line Items]
Warrants exercised into common shares (in Shares)																															306,172
Gross proceeds from warrants exercised | $																															$ 402,206	$ 157,918
Exercised shares																																131,914
September 2023 Public Offering Warrant [Member]
Share Capital [Line Items]
Expire term																5 years
Exercise price per common share (in Dollars per share) | $ / shares																$ 9
April 2023 Warrants [Member]
Share Capital [Line Items]
Number of shares issued (in Shares)		15,156		64,104																		4,505,718																									156,098		27,973		2,729,394
Common shares fair value | $															$ 574,040
Warrants exercised into common shares (in Shares)															119,433
Exercise price (in Dollars per share) | $ / shares																																																		$ 1.077
Number of warrant shares (in Shares)															784,584
Gross proceeds | $		$ 11,821
April 2023 Warrants [Member]
Share Capital [Line Items]
Gross proceeds from warrants exercised | $	$ 441,577								$ 157,918																						$ 402,206					$ 3,498,032
Exercised shares	310,388								131,914																						306,172					1,062,188
September 2023 Warrants [Member]
Share Capital [Line Items]
Gross proceeds from warrants exercised | $	$ 441,577								$ 157,918																						$ 402,206					$ 3,498,032
Exercised shares	310,388								131,914																						306,172					1,062,188
January 2024 Warrants [Member]
Share Capital [Line Items]
Gross proceeds from warrants exercised | $	$ 441,577								$ 157,918																						$ 402,206
Exercised shares	310,388								131,914																						306,172
Warrants [member]
Share Capital [Line Items]
Common shares fair value | $																																								$ 82,742
Risk-free rate																																								1.43%
Expected life																																								1.5
Volatility																																								107.46%
Warrants [member] | Xylo SPA [Member]
Share Capital [Line Items]
Number of shares issued (in Shares)																					75																									75

[1]	See note 14 regarding the exercise of RSUs.